Significant Agreements - Schedule of Finite Lived Intangible Assets Amortization Expense (Details) - USD ($)	3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2021	Jun. 01, 2019
Significant Agreements [Abstract]
Intangible asset at relative fair value								$ 15,564,000
Adjustment to record deferred tax liability					$ 5,783,000	$ 465,518	$ 28,719
Cumulative amortization expense					(5,667,000)
Intangible asset, beginning balance			$ 15,680,000
Amortization expense	$ (566,000)	$ (566,000)	(1,133,000)	$ (1,133,000)
Intangible asset, ending balance	$ 14,547,000		$ 14,547,000		$ 21,347,000		$ 15,680,000